Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expenses [Line Items]
Income tax expenses, current	CAD 9,908	CAD 8,461
Income tax expenses, deferred	85,286	28,675
Income tax expense	95,194	37,136
Canada
Income Tax Expenses [Line Items]
Income tax expenses, current	4,277	7,533
Income tax expenses, deferred	(18,390)	(10,501)
Income tax expense	(14,113)	(2,968)
United States
Income Tax Expenses [Line Items]
Income tax expenses, current	5,631	928
Income tax expenses, deferred	103,676	39,176
Income tax expense	CAD 109,307	CAD 40,104